INCOME TAXES (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current expense [Abstract]
Federal	$ 34,330	$ 22,599	$ 40,537
State	1,029	1,265	1,322
Total current expense	35,359	23,864	41,859
Deferred (benefit) expense [Abstract]
Federal	4,675	(4,657)	528
State	1,592	169	(182)
Total deferred (benefit) expense	6,267	(4,488)	346
Income tax expense	41,626	19,376	42,205
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income taxes computed at federal statutory rate on income before income taxes (21% in 2018; 35% in 2017 and 2016)	44,986	40,657	45,756
Benefit from tax-exempt income	(4,499)	(3,427)	(2,911)
Tax credits	(5,439)	(16,806)	(2,691)
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Amount	0	(8,191)	0
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount	0	4,599	0
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Share-based Compensation Cost, Amount	(565)	(1,449)	(72)
State income taxes, net of federal tax benefit	2,070	932	741
Effective Income Tax Rate Reconciliation, ASU 2014-10, Affordable Housing Amortization, Amount	4,725	2,798	1,923
Other	348	263	(541)
Income tax expense	41,626	19,376	42,205
Deferred tax assets [Abstract]
Allowance for loan and lease losses	12,782	12,134
Deferred Tax Assets Fair Value Adjustments On Acquisitions	11,199	369
Deferred compensation	392	384
Postretirement benefits other than pension liability	676	564
Accrued stock-based compensation	1,145	932
Other real estate owned write-downs	118	97
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Impairment Losses	1,160	616
Accrued expenses	5,808	3,051
Deferred Tax Assets, Unrealized Losses on Investment Securities and Derivatives	3,221	249
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	3,119	0
Deferred Tax Assets, Tax Credit Carryforwards	873	0
Other	425	339
Total deferred tax assets	40,918	18,735
Deferred tax liabilities [Abstract]
Tax depreciation greater than book depreciation	(9,530)	(2,510)
FHLB and FRB stock	(4,044)	(3,384)
Mortgage-servicing rights	(2,285)	(343)
Leasing activities	(3,881)	(2,792)
Deferred Tax Liabilities, Prepaid Pension Cost	6,614	8,888
Intangible assets	(12,310)	(11,559)
Deferred loan fees and costs	(131)	(371)
Prepaid expenses	(582)	(210)
Deferred Tax Liabilities, Partnership Interests	2,367	1,230
Other	(1,867)	(2,415)
Deferred Tax Liabilities, Gross	(43,611)	(33,702)
Total deferred tax liabilities	(2,693)	(14,967)
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued [Abstract]
Balance at beginning of year	3,735	3,735
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions	0	0
Balance at end of year	$ 3,735	$ 3,735	$ 3,735
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	35.00%	35.00%
Deferred Tax Assets Operating Loss Carryforwards State And Local Acquired	$ 3,900
Tax Credit Carryforward, Amount	900
Deferred taxes, business combination, valuation allowance	0	$ 0
Retained Earnings For Which No Deferred Income Tax Liability Has Been Recognized	16,100
Deferred Tax Liability Not Recognized Amount Of Liability Related To Allocation Of Previously Acquired Institutions	3,400
Unrecognized tax benefits affecting income tax rate	2,900	2,900
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 0	$ 0